Other Assets (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
[custom:CapitalizedCostsRelatedToServices-0]	$ 400,000		$ 400,000
[custom:OtherAssetsUsefulLife]	7 years		7 years
Amortization				$ 100,000
Other Depreciation and Amortization	$ 41,250	$ 42,857